Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Derivative financial instruments
Change in fair value of the derivative instruments	$ 1,381	$ 110,260
Foreign exchange swaps/nondeliverable forwards
Derivative financial instruments
Change in fair value of the derivative instruments	(330)	1,260
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments	151
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	$ 1,560	$ 109,000